SUPPLEMENTAL INFORMATION (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 25, 2015 USD ($) shares	Jun. 30, 2015 shares	Dec. 31, 2017 USD ($) vessels	Dec. 31, 2016 USD ($) vessels
Other Significant Noncash Transactions [Line Items]
Shares received in transaction	1
Golden Ocean [Member]
Other Significant Noncash Transactions [Line Items]
Number of shares issued per share held (in shares)		0.3111194
Avance Gas [Member]
Other Significant Noncash Transactions [Line Items]
Stock dividends, shares	4,100,000
Share ownership threshold required for receipt of stock dividends	60.74
Number of shares issued per share held (in shares)	0.0164636
Cash dividends | $	$ 10
Stock dividends issued during period | $	$ 56,500
Number of shares owned in related party	112,715
Front Century and Front Vanguard [Member] | Ship Finance International Limited [Member]
Other Significant Noncash Transactions [Line Items]
number of capital leased vessels terminated | vessels				2
reduction in capital lease obligation | $			$ 24,600	$ 27,100
Front Scilla, Front Brabant, Front Ardenne [Member] | Ship Finance International Limited [Member]
Other Significant Noncash Transactions [Line Items]
number of capital leased vessels terminated | vessels			3
reduction in capital lease obligation | $			$ 53,200